UNAUDITED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income		$ 43,718	$ 101,725
Other comprehensive income:
Gains/(losses) associated with pensions, net of tax		1,108	(1,251)
Share of equity method investment's comprehensive income	[1]	981	288
Net other comprehensive income/(loss)		2,089	(963)
Comprehensive income		45,807	100,762
Comprehensive income attributable to:
Stockholders of Golar LNG Limited		25,925	80,164
Non-controlling interests		19,882	20,598
Comprehensive income		$ 45,807	$ 100,762

[1]	No tax impact for the six months ended June 30, 2025 and 2024.